Document and Entity Information	0 Months Ended
Nov. 26, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 26, 2014
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Nov. 24, 2014
Document Effective Date	Nov. 26, 2014
Prospectus Date	Nov. 26, 2014
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class A
Risk/Return:
Trading Symbol	DMEAX
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class C
Risk/Return:
Trading Symbol	DMMCX
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class I
Risk/Return:
Trading Symbol	DMEIX
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class Y
Risk/Return:
Trading Symbol	DMEYX